Summary of Significant Accounting Policies - Schedule of Valuation of the Public Rights (Details)	Nov. 04, 2024
Underlying share price [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	9.95
Pre-adjusted value per share right [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	1
Market adjustment [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	3
Fair value per share right [Member]
Schedule of Valuation of the Public Rights [Line Items]
Public Rights Outstanding Measurement Input	0.03